Share capital (Details) - Stock Option [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Statement [Line Items]
Number of outstanding balance, Beginning | shares	6,500,000
Expired / Cancelled | shares	(200,000)
Granted | shares	98,000
Number of outstanding balance, Ending | shares	6,398,000
Options exercisable | shares	6,306,333
Weighted average exercise price, Beginning | $ / shares	$ 1.81
Weighted average exercise price, Expired | $ / shares	1.81
Weighted average exercise price, Granted | $ / shares	1.75
Weighted average exercise price, Ending | $ / shares	1.81
Weighted average exercise price, Options exercisable | $ / shares	$ 1.80
Weighted average remaining contractual life (in years), Beginning	4 years 10 months 13 days
Weighted average remaining contractual life (in years), Ending	4 years 29 days
Weighted average remaining contractual life (in years), Granted	9 years 7 months 13 days
Weighted average remaining contractual life options exercisable (in years)	4 years 7 days